Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities
19.	Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2017	2018
	RMB	RMB
Acquisition consideration payable	102,603	105,620
Accrued office expenses	192,149	207,146
Deposits from sales agents and others	110,783	202,265
Accrued professional fees	65,331	78,315
Accrued telecom and bandwidth fees	59,292	40,078
Payable to employees related to share-based awards	58,664	43,558
Other payable to platform users and business users	55,749	43,413
Cash received on behalf of a related party	—	82,358
Others	44,563	75,615
Total	689,134	878,368

Acquisition consideration payable consists of consideration payable related to acquisitions of Ganji and other acquisitions. Please refer to Note 4 for details.

Cash received on behalf of a related party was settled in March 2019.